Financial income and expenses (Tables)	3 Months Ended
Mar. 31, 2020
Financial income and expenses [Abstract]
Financial income
The following table sets forth financial income and expenses for the three-month periods ended March 31, 2020 and 2019:

	For the three-month period ended March 31,
Financial income	2020	2019
	($ in thousands)
Interest income from loans and credits	1,116	173
Interest rates benefits derivatives: cash flow hedges	90	113
Total	1,207	286

Financial expenses
	For the three-month period ended March 31,
Financial expenses	2020	2019
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(61,388)	(63,233)
- Other debts	(19,136)	(23,822)
Interest rates losses derivatives: cash flow hedges	(15,484)	(14,448)
Total	(96,008)	(101,503)

Other net financial income and expenses
The following table sets out ‘Other net financial income and expenses” for the three-month periods ended March 31, 2020, and 2019:

	For the three-month period ended March 31,
Other financial income / (expenses)	2020	2019
	($ in thousands)
Other financial income	2,202	5,633
Other financial losses	(6,315)	(4,571)
Total	(4,112)	1,062